Consolidated Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2011	Dec. 31, 2010
Statement of Financial Position [Abstract]
Allowance for doubtful accounts receivable	$ 156,212	$ 118,356
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	67,543,310	37,698,396
Common stock, shares outstanding	67,543,310	37,698,396